Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (327)	$ (247)
Intangible assets, net	$ 73	$ 153
Useful life (years)	5 years	5 years
Tradename [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 200	$ 200
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 200	$ 200